Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Trading Symbol	UCIH
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Current Fiscal Year End Date	--12-31